Gold Bullion, Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Gold Bullion, Prepaid Expenses and Other Current Assets
Schedule of gold bullion, prepaid expenses and other current assets

	At December 31,	At December 31,
	2023	2022
Gold bullion	$51.3	$28.1
Prepaid expenses	30.0	22.1
Stream ounces inventory	0.5	0.1
Debt issue costs	0.6	0.6
	$82.4	$50.9